UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA GROWTH FUND - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2008

[LOGO OF USAA]
    USAA(R)








PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA GROWTH FUND
OCTOBER 31, 2008




















                                                                      (Form N-Q)

48450 -1208                                  (C)2008, USAA. All rights reserved.

================================================================================
PORTFOLIO OF INVESTMENTS


USAA GROWTH FUND
October 31, 2008 (unaudited)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------

               COMMON STOCKS (99.0%)

               CONSUMER DISCRETIONARY (13.0%)
               ------------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.6%)
      169,113  Coach, Inc.  *                                                              $        3,484
                                                                                          ---------------
               APPAREL RETAIL (0.9%)
      244,622  Urban Outfitters, Inc.  *                                                            5,318
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.8%)
       36,861  AutoZone, Inc.  *                                                                    4,692
                                                                                          ---------------
               COMPUTER & ELECTRONICS RETAIL (1.0%)
      127,900  Best Buy Co., Inc.                                                                   3,429
       87,249  Gamestop Corp. "A"  *                                                                2,390
                                                                                          ---------------
                                                                                                    5,819
                                                                                          ---------------
               DEPARTMENT STORES (0.6%)
      102,482  Kohl's Corp.  *                                                                      3,600
                                                                                          ---------------
               EDUCATION SERVICES (1.3%)
      102,098  Apollo Group, Inc. "A"  *                                                            7,097
                                                                                          ---------------
               FOOTWEAR (0.9%)
       91,475  NIKE, Inc. "B"                                                                       5,271
                                                                                          ---------------
               HOME IMPROVEMENT RETAIL (1.1%)
      294,311  Lowe's Companies, Inc.                                                               6,386
                                                                                          ---------------
               INTERNET RETAIL (1.6%)
      157,963  Amazon.com, Inc.  *                                                                  9,042
                                                                                          ---------------
               RESTAURANTS (4.2%)
      340,681  McDonald's Corp.                                                                    19,736
      156,677  Yum! Brands, Inc.                                                                    4,545
                                                                                          ---------------
                                                                                                   24,281
                                                                                          ---------------
               Total Consumer Discretionary                                                        74,990
                                                                                          ---------------

               CONSUMER STAPLES (7.6%)
               -----------------------
               FOOD RETAIL (0.7%)
      145,078  Kroger Co.                                                                           3,984
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (0.7%)
       68,926  Colgate-Palmolive Co.                                                                4,326
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (3.8%)
      387,853  Wal-Mart Stores, Inc.                                                               21,646
                                                                                          ---------------
               PACKAGED FOODS & MEAT (1.7%)
       74,786  General Mills, Inc.                                                                  5,066
      106,150  H.J. Heinz Co.                                                                       4,652
                                                                                          ---------------
                                                                                                    9,718
                                                                                          ---------------
               PERSONAL PRODUCTS (0.7%)
      155,235  Avon Products, Inc.                                                                  3,854
                                                                                          ---------------


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1   |  USAA GROWTH FUND

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
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                              43,528
                                                                                          ---------------

               ENERGY (6.8%)
               -------------
               INTEGRATED OIL & GAS (0.6%)
       67,918  Murphy Oil Corp.                                                           $         3,440
                                                                                          ---------------
               OIL & GAS DRILLING (0.6%)
       46,199  Transocean, Inc.  *                                                                  3,804
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (1.4%)
      120,435  Cameron International Corp.  *                                                       2,922
      137,190  Halliburton Co.                                                                      2,715
       76,299  National-Oilwell Varco, Inc.  *                                                      2,280
                                                                                          ---------------
                                                                                                    7,917
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (4.2%)
       47,123  Apache Corp.                                                                         3,879
      340,559  Southwestern Energy Co.  *                                                          12,131
      227,121  XTO Energy, Inc.                                                                     8,165
                                                                                          ---------------
                                                                                                   24,175
                                                                                          ---------------
               Total Energy                                                                        39,336
                                                                                          ---------------

               FINANCIALS (5.6%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (2.5%)
       39,530  BlackRock, Inc. "A"                                                                  5,192
       86,732  State Street Corp.                                                                   3,760
      133,908  T. Rowe Price Group, Inc.                                                            5,295
                                                                                          ---------------
                                                                                                   14,247
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (1.7%)
      507,497  Charles Schwab Corp.                                                                 9,703
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
      118,288  JPMorgan Chase & Co.                                                                 4,879
                                                                                          ---------------
               SPECIALIZED FINANCE (0.6%)
       12,582  CME Group, Inc.                                                                      3,550
                                                                                          ---------------
               Total Financials                                                                    32,379
                                                                                          ---------------

               HEALTH CARE (21.1%)
               -------------------
               BIOTECHNOLOGY (8.7%)
      219,499  Amgen, Inc.  *                                                                      13,146
      146,770  Celgene Corp.  *                                                                     9,431
       61,849  Genentech, Inc.  *                                                                   5,130
       85,550  Genzyme Corp.  *                                                                     6,235
      353,518  Gilead Sciences, Inc.  *                                                            16,209
                                                                                          ---------------
                                                                                                   50,151
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (6.2%)
      100,037  Baxter International, Inc.                                                           6,051
       72,845  Becton, Dickinson and Co.                                                            5,055
      160,237  Covidien Ltd.                                                                        7,097
       31,010  Intuitive Surgical, Inc.  *                                                          5,358
      202,144  St. Jude Medical, Inc.  *                                                            7,688
       91,228  Varian Medical Systems, Inc.  *                                                      4,152
                                                                                          ---------------
                                                                                                   35,401
                                                                                          ---------------
               HEALTH CARE SERVICES (0.9%)
       85,835  Express Scripts, Inc.  *                                                             5,202
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.9%)
      173,325  Illumina, Inc.  *                                                                    5,344
                                                                                          ---------------


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                                                 Portfolio of Investments  |   2

================================================================================


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               PHARMACEUTICALS (4.4%)
      273,226  Abbott Laboratories                                                        $        15,068
      123,300  Eli Lilly and Co.                                                                    4,170
       96,400  Johnson & Johnson                                                                    5,913
                                                                                          ---------------
                                                                                                   25,151
                                                                                          ---------------
               Total Health Care                                                                  121,249
                                                                                          ---------------

               INDUSTRIALS (11.7%)
               -------------------
               AEROSPACE & DEFENSE (4.1%)
       70,600  Boeing Co.                                                                           3,690
       68,280  General Dynamics Corp.                                                               4,119
       91,600  Goodrich Corp.                                                                       3,349
      105,315  Honeywell International, Inc.                                                        3,207
       50,831  Lockheed Martin Corp.                                                                4,323
       87,400  United Technologies Corp.                                                            4,803
                                                                                          ---------------
                                                                                                   23,491
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (0.7%)
       60,815  FedEx Corp.                                                                          3,975
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.0%)
       82,057  Cummins, Inc.                                                                        2,121
       90,623  Deere & Co.                                                                          3,495
                                                                                          ---------------
                                                                                                    5,616
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (2.0%)
      114,500  Emerson Electric Co.                                                                 3,748
       56,959  First Solar, Inc.  *                                                                 8,185
                                                                                          ---------------
                                                                                                   11,933
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (0.9%)
       78,400  3M Co.                                                                               5,041
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.5%)
       48,322  Flowserve Corp.                                                                      2,750
                                                                                          ---------------
               RAILROADS (2.5%)
      209,247  CSX Corp.                                                                            9,567
       84,983  Norfolk Southern Corp.                                                               5,094
                                                                                          ---------------
                                                                                                   14,661
                                                                                          ---------------
               Total Industrials                                                                   67,467
                                                                                          ---------------

               INFORMATION TECHNOLOGY (27.9%)
               ------------------------------
               COMMUNICATIONS EQUIPMENT (3.3%)
      233,100  Cisco Systems, Inc.  *                                                               4,142
      393,820  QUALCOMM, Inc.                                                                      15,068
                                                                                          ---------------
                                                                                                   19,210
                                                                                          ---------------
               COMPUTER HARDWARE (8.2%)
      143,944  Apple, Inc.  *                                                                      15,487
      289,180  Dell, Inc.  *                                                                        3,513
      310,577  Hewlett-Packard Co.                                                                 11,889
      174,411  International Business Machines Corp.                                               16,215
                                                                                          ---------------
                                                                                                   47,104
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.4%)
      306,560  Seagate Technology                                                                   2,075
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (3.9%)
      114,886  Affiliated Computer Services, Inc. "A"  *                                            4,710
       47,170  MasterCard, Inc. "A"                                                                 6,973
      194,337  Visa, Inc. "A"                                                                      10,757
                                                                                          ---------------
                                                                                                   22,440
                                                                                          ---------------

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3   |  USAA GROWTH FUND

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
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.7%)
      139,395  Amphenol Corp. "A"                                                         $         3,994
                                                                                          ---------------
               HOME ENTERTAINMENT SOFTWARE (2.0%)
      913,019  Activision Blizzard, Inc.  *                                                        11,376
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (2.2%)
       35,331  Google, Inc. "A"  *                                                                 12,697
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (1.0%)
      166,597  Accenture Ltd. "A"                                                                   5,506
                                                                                          ---------------
               SEMICONDUCTORS (2.0%)
      193,039  Broadcom Corp. "A"  *                                                                3,297
      528,486  Intel Corp.                                                                          8,456
                                                                                          ---------------
                                                                                                   11,753
                                                                                          ---------------
               SYSTEMS SOFTWARE (4.2%)
      117,052  McAfee, Inc.  *                                                                      3,810
      194,400  Microsoft Corp.                                                                      4,341
      876,443  Oracle Corp.  *                                                                     16,030
                                                                                          ---------------
                                                                                                   24,181
                                                                                          ---------------
               Total Information Technology                                                       160,336
                                                                                          ---------------

               MATERIALS (5.3%)
               ----------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (3.3%)
      210,396  Monsanto Co.                                                                        18,721
                                                                                          ---------------
               INDUSTRIAL GASES (1.4%)
      122,882  Praxair, Inc.                                                                        8,006
                                                                                          ---------------
               STEEL (0.6%)
       86,923  Nucor Corp.                                                                          3,521
                                                                                          ---------------
               Total Materials                                                                     30,248
                                                                                          ---------------
               Total Common Stocks (cost: $702,069)                                               569,533
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (1.3%)

               MONEY MARKET FUNDS (1.3%)
     7,168,073 State Street Institutional Liquid Reserves, 2.40% (a)(cost:  $7,168)                 7,168
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $709,237)                                       $         576,701
                                                                                          ===============

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                                                 Portfolio of Investments  |   4

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NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2008 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Growth Fund (the
Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Growth Fund Shares and, effective August 1, 2008, Growth Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a

================================================================================
5   |  USAA GROWTH FUND

================================================================================


particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================
                                        Notes to Portfolio of Investments  |   6

================================================================================

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2008, in valuing the Fund's assets carried at fair value:

                                                                  Investments in
Valuation Inputs                                                      Securities
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
Level 1 - Quoted Prices                                            $576,701,000
Level 2 - Other Significant Observable Inputs                                 -
Level 3 - Significant Unobservable Inputs                                     -
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
Total                                                              $576,701,000
---------------------------------------------------- ---------------------------

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of October 31, 2008, the Fund did not invest in any repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of October 31, 2008, the Fund did not have any securities on loan.

E. As of October 31, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2008, were $7,423,000 and $139,959,0000, respectively, resulting in net unrealized depreciation of $132,536,000.

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7   |  USAA GROWTH FUND

================================================================================


F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $575,020,000 at October 31, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at October 31, 2008.
*       Non-income-producing security.

================================================================================
                                        Notes to Portfolio of Investments  |   8







ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2008

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    12/19/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12/19/2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12/19/2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.